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      Supplement dated as of October 2, 2000 filed pursuant to Rule 497(e)
     of the Securities and Exchange Act of 1933 to the Regular Prospectus,
        Fixed Income Institutional Services Prospectus and International
         Institutional Services Prospectus, each dated February 1, 2000 pursuant to Post-Effective Amendment No. 21 (File Nos. 33-21844; 811-5555)
that was filed with the Securities and Exchange Commission on January 28, 2000.


Regular Prospectus

The second paragraph of the section entitled "Introduction" on page 2 of the Prospectus shall be deleted and replaced in its entirety with the following:

     "Effective October 2, 2000, the Fund's investment manager, Sanford C. Bernstein & Co., Inc., was acquired by Alliance Capital Management L.P. Accordingly, all references in this Prospectus to "Sanford C. Bernstein & Co., Inc. " and "Bernstein" shall be deemed to be references to "Alliance Capital Management L.P." or "Alliance".

The first three paragraphs under the heading "Fund Management" on page 45 of the Prospectus shall be replaced in their entirety by the following:

               "The investment manager of the Fund is the Bernstein Investment Research and Management unit of Alliance Capital Management L.P. ("Alliance"). Alliance is a Delaware limited partnership, with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a registered investment advisor that manages, as of June 30, 2000, approximately $387 billion in assets for public and private employee benefit plans, public employee retirement funds, foundations, endowments, banks, insurance companies worldwide, and the Fund. Alliance is also a mutual fund sponsor with a family of diversified portfolios distributed globally.

               Alliance Fund Services, Inc. ("AFS") provides the Fund with shareholder servicing and administrative services. Sanford C. Bernstein & Co., LLC ("Bernstein LLC"), a Delaware limited liability company and registered broker-dealer and investment adviser, provides the Fund with distribution services. Bernstein LLC is a wholly-owned subsidiary of Alliance.

               The Investment Policy Groups of the Bernstein Investment Research and Management unit of Alliance are comprised of Alliance employees and make all investment decisions for the Fund. No one person is primarily responsible for making recommendations to the Investment Policy Groups.


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The second and third paragraph in the section entitled "Investment Management
Fees" on page 45 of the Prospectus shall be replaced in their entirety by the following:

               "Effective October 2, 2000, the Fund's investment manager, Sanford C. Bernstein & Co., Inc., was acquired by Alliance. With the exception of the Tax-Managed International Value Portfolio and the International Value Portfolio II, all investment management fees remained unchanged.

               Prior to the acquisition of the Fund's adviser by Alliance, the investment management fees for these International Value Portfolios was at an annual rate of 1.00% of each Portfolio's average daily net assets up to but not exceeding $1 billion and an annual rate of 0.90 of 1% of average daily net assets that exceed $1 billion.

               Effective October 2, 2000, the investment management fees for each of these Portfolios is at an annual rate of 1.00% of each Portfolio's average daily net assets that is up to, but not exceeding $1,000,000,000; 0.90 of 1.00% of the average daily net assets in excess of $1,000,000,000 up to, but not exceeding $4,000,000,000; 0.875 of 1.00% of the average daily net assets that is in excess of $4,000,000,000 up to, but not exceeding $6,000,000,000; and 0.85 of 1.00% of the average daily net assets that exceeds $6,000,000,000.

               Bernstein LLC, a wholly owned subsidiary of Alliance, acts as the Distributor of each Portfolio's shares free of charge.

               AFS acts as the Fund's Shareholder Servicing Agent. For these services, AFS charges each Fixed-Income Portfolio an annual fee of 0.10% of that Portfolio's average daily assets, and each of the International Value Portfolios and the Emerging Market Value Portfolio an annual fee of 0.25% of each Portfolio's average daily net assets."

Fixed-Income Institutional Services Prospectus

The second paragraph of the section entitled "Introduction" on page 2 of the Prospectus shall be deleted and replaced in its entirety with the following:

     "Effective October 2, 2000, the Fund's investment manager, Sanford C. Bernstein & Co., Inc., was acquired by Alliance Capital Management L.P. Accordingly, all references in this Prospectus to "Sanford C. Bernstein & Co., Inc." and "Bernstein" shall be deemed to be references to "Alliance Capital Management L.P." or "Alliance".



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The first three paragraphs under the heading "Fund Management" on page 14 of the
Prospectus shall be replaced in their entirety by the following:

               "The investment manager of the Fund is the Bernstein Investment Research and Management unit of Alliance Capital Management L.P. ("Alliance"). Alliance is a Delaware limited partnership, with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a registered investment advisor that manages, as of June 30, 2000, approximately $387 billion in assets for public and private employee benefit plans, public employee retirement funds, foundations, endowments, banks, insurance companies worldwide, and the Fund. Alliance is also a mutual fund sponsor with a family of diversified portfolios distributed globally.

               Alliance Fund Services, Inc. ("AFS") provides the Fund with shareholder servicing and administrative services. Sanford C. Bernstein & Co., LLC ("Bernstein LLC"), a Delaware limited liability company and registered broker-dealer and investment adviser, provides the Fund with distribution services. Bernstein LLC is a wholly-owned subsidiary of Alliance.

               The Investment Policy Groups of the Bernstein Investment Research and Management unit of Alliance are comprised of Alliance employees and make all investment decisions for the Portfolios. No one person is primarily responsible for making recommendations to the Investment Policy Groups.

The first paragraph in the section entitled "Investment Management Fees" on page 14 of the Prospectus shall be amended by adding the following to the end thereof:

               "Effective October 2, 2000, the Fund's investment manager, Sanford C. Bernstein & Co., Inc., was acquired by Alliance. There was no change to the investment management fees as a result of the acquisition."

The second paragraph in the section entitled "Investment Management Fees" on page 14 of the Prospectus shall be replaced in its entirety by the following:

               Bernstein LLC, a wholly-owned subsidiary of Alliance, acts as the Distributor of each Portfolio's shares free of charge. AFS acts as the Fund's Shareholder Servicing Agent. For these services, AFS charges each Portfolio an annual fee of 0.10% of that Portfolio's average daily assets."


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International Institutional Services Prospectus

The second paragraph of the section entitled "Introduction" on page 1 of the Prospectus shall be deleted and replaced in its entirety with the following:

     "Effective October 2, 2000, the Fund's investment manager, Sanford C. Bernstein & Co., Inc., was acquired by Alliance Capital Management L.P. Accordingly, all references in this Prospectus to "Sanford C. Bernstein & Co., Inc. " and "Bernstein" shall be deemed to be references to "Alliance Capital Management L.P." or "Alliance".

The first three paragraphs under the heading "Fund Management" on page 9 of the Prospectus shall be replaced in their entirety by the following:

               "The investment manager of the Fund is the Bernstein Investment Research and Management unit of Alliance Capital Management L.P. ("Alliance"). Alliance is a Delaware limited partnership, with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a registered investment advisor that manages, as of June 30, 2000, approximately $387 billion in assets for public and private employee benefit plans, public employee retirement funds, foundations, endowments, banks, insurance companies worldwide, and the Fund. Alliance is also a mutual fund sponsor with a family of diversified portfolios distributed globally.

               Alliance Fund Services, Inc. ("AFS") provides the Fund with shareholder servicing and administrative services. Sanford C. Bernstein & Co., LLC ("Bernstein LLC"), a Delaware limited liability company and registered broker-dealer and investment adviser, provides the Fund with distribution services. Bernstein LLC is a wholly-owned subsidiary of Alliance.

               The Investment Policy Groups of the Bernstein Investment Research and Management unit of Alliance are comprised of Alliance employees and make all investment decisions for the Portfolio. No one person is primarily responsible for making recommendations to the Investment Policy Groups.

The first and second paragraph in the section entitled "Investment Management Fees" on page 9 of the Prospectus shall be replaced in their entirety by the following:

               "Effective October 2, 2000, the Fund's investment manager, Sanford C. Bernstein & Co., Inc., was acquired by Alliance. Prior to the acquisition of the Fund's adviser by Alliance, the investment management fee for the Portfolio was at an annual rate


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               of 1.00% of the Portfolio's average daily net assets up to but not exceeding $1 billion and an annual rate of 0.90 of 1% of average daily net assets that exceed $1 billion.

               Effective October 2, 2000, the investment management fee for the Portfolio is at an annual rate of 1.00% of the Portfolio's average daily net assets that is up to, but not exceeding $1,000,000,000; 0.90 of 1.00% of the average daily net assets in excess of $1,000,000,000 up to, but not exceeding $4,000,000,000;
               0.875 of 1.00% of the average daily net assets that is in excess of $4,000,000,000 up to, but not exceeding $6,000,000,000; and
               0.85 of 1.00% of the average daily net assets that exceeds $6,000,000,000.

               Bernstein LLC, a wholly-owned subsidiary of Alliance, acts as the Distributor of the Portfolio's shares free of charge.

               AFS acts as the Fund's Shareholder Servicing Agent. For these services, AFS charges the Portfolio an annual fee of 0.25% of the Portfolio's average daily net assets."